Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total cost	$ 24,350,000	$ 21,842,000
Less: Accumulated depreciation
As at January 1	13,335,000	12,501,000
Exchange differences	(948,000)	(524,000)
Depreciation	2,239,000	1,908,000	$ 1,180,000
Disposals	(230,000)	(550,000)
As at December 31	14,396,000	13,335,000	$ 12,501,000
Property, Plant and Equipment, net	9,954,000	8,507,000
Buildings
Property, Plant and Equipment [Line Items]
Total cost	2,232,000	2,392,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	6,296,000	5,989,000
Plant and equipment
Property, Plant and Equipment [Line Items]
Total cost	86,000	88,000
Furniture and fixtures, other equipment and motor vehicles
Property, Plant and Equipment [Line Items]
Total cost	13,976,000	12,806,000
Construction in Progress
Property, Plant and Equipment [Line Items]
Total cost	$ 1,760,000	$ 567,000